Provisions - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Feb. 29, 2020
Statements [Line Items]
Provisions For Employee Benefits	€ 73	€ 78	€ 363
Legal fees		640
Other provisions	381	571
General and administrative Expenses [Member]
Statements [Line Items]
Provisions For Employee Benefits		2,674
Legal fees	208,945	9,134	4,451
Selling and distribution Expenses [Member]
Statements [Line Items]
Provisions For Employee Benefits		360
Legal fees		15
Restructuring provision [member]
Statements [Line Items]
Other provisions	€ 248	423	€ 0
Top of range [member]
Statements [Line Items]
Provisions For Employee Benefits		3,804
Legal fees		€ 115
Internal and external staff members [Member]
Statements [Line Items]
Number of employees				167